Cover Page	Feb. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	HYATT HOTELS CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34521
Entity Tax Identification Number	20-1480589
Entity Address, Address Line One	150 North Riverside Plaza
Entity Address, Address Line Two	8th Floor,
Entity Address, City or Town	Chicago,
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	750-1234
Title of 12(b) Security	Class A Common Stock, $0.01 par value
Trading Symbol	H
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001468174
Amendment Flag	false